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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21982

                Claymore/Guggenheim Strategic Opportunities Fund
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                            2455 Corporate West Drive
                                 Lisle, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-505-3700

                        Date of fiscal year end: May 31

             Date of reporting period: July 1, 2007 - June 30, 2008

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Proxy Voting Record.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21982
Reporting Period: 07/01/2007 - 06/30/2008
Claymore/Guggenheim Strategic Opportunities Fund









=============== CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND ===============


APPLE

Ticker:       AAPL           Security ID:  37833100
Meeting Date: MAR 4, 2008    Meeting Type: Annual
Record Date:  JAN 15, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
A 1.1 Election of Directors: William V.         FOR       FOR        Management
      Campbell
A 1.2 Election of Directors: Millard S. Drexler FOR       FOR        Management
A 1.3 Election of Directors: Albert A. Gore,    FOR       FOR        Management
      Jr.
A 1.4 Election of Directors: Steven P. Jobs     FOR       FOR        Management
A 1.5 Election of Directors: Andrea Jung        FOR       FOR        Management
A 1.6 Election of Directors: Arthur D. Levinson FOR       FOR        Management
A 1.7 Election of Directors: Eric E. Schmidt    FOR       FOR        Management
A 1.8 Election of Directors: Jerome B. York     FOR       FOR        Management
B 2   To ratify the appointment of KPMG LLP as  FOR       FOR        Management
      Apple's independent public accounting
      firm for fiscal year 2008.
B 3   To consider a shareholder proposal        AGAINST   ABSTAIN    Shareholder
      entitled "Advisory Vote on Compensation,"
      if properly presented at the meeting.
B 4   To consider a shareholder proposal        AGAINST   ABSTAIN    Shareholder
      entitled "Amend Corporate Bylaws
      Establishing a Board Committee on
      Sustainability," if properly presented at the meeting.


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CISCO SYSTEMS, INC.

Ticker:       CSCO           Security ID:  17275R102
Meeting Date: NOV 15, 2007   Meeting Type: Annual
Record Date:  SEP 17, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1a.   Election of Director: Carol A. Bartz      FOR       FOR        Management
1b.   Election of Director: M. Michele Burns    FOR       FOR        Management
1c.   Election of Director: Michael D. Capellas FOR       FOR        Management
1d.   Election of Director: Larry R. Carter     FOR       FOR        Management
1e.   Election of Director: John T. Chambers    FOR       FOR        Management
1f.   Election of Director: Brian L. Halla      FOR       FOR        Management
1g.   Election of Director: Dr. John L.         FOR       FOR        Management
      Hennessy
1h.   Election of Director: Richard M.          FOR       FOR        Management
      Kovacevich
1i.   Election of Director: Roderick C. McGeary FOR       FOR        Management
1j.   Election of Director: Michael K. Powell   FOR       FOR        Management
1k.   Election of Director: Steven M. West      FOR       FOR        Management
1l.   Election of Director: Jerry Yang          FOR       FOR        Management
2     To approve the amendment and extension of FOR       ABSTAIN    Management
      the 2005 Stock Incentive Plan.
3     To approve the Executive Incentive Plan   FOR       ABSTAIN    Management
      with respect to current and future
      covered employees and executive officers.
4     To ratify the appointment of              FOR       FOR        Management
      PricewaterhouseCoopers LLP as Cisco's
      independent registered public accounting
      firm for the fiscal year ending July 26,
      2008.
5     Proposal submitted by shareholders        AGAINST   ABSTAIN    Shareholder
      requesting the Board to establish a Board
      Committee on Human Rights.
6     Proposal submitted by a shareholder       AGAINST   ABSTAIN    Shareholder
      requesting that the Board establish a
      pay-for-superior-performance standard in
      the Company's executive compensation plan
      for senior executives.
7     Proposal submitted by shareholders        AGAINST   ABSTAIN    Shareholder
      requesting the Board to adopt a policy
      that shareholders be given the
      opportunity at each annual meeting of
      shareholders to vote on any advisory
      resolution to ratify the compensation of
      the named executive officers.
8     Proposal submitted by shareholders        AGAINST   ABSTAIN    Shareholder
      requesting the Board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices


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CVS CAREMARK CORPORATION

Ticker:       CVS            Security ID:  126650100
Meeting Date: MAY 7, 2008    Meeting Type: Annual
Record Date:  MAR 12, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1a.   Election of Director - Edwin M. Banks     FOR       FOR        Management
1b.   Election of Director - C. David Brown II  FOR       FOR        Management
1c.   Election of Director - David W. Dorman    FOR       FOR        Management
1d.   Election of Director - Kristen Gibney     FOR       FOR        Management
      Williams
1e.   Election of Director - Marian L. Heard    FOR       FOR        Management
1f.   Election of Director - William H. Joyce   FOR       FOR        Management
1g.   Election of Director - Jean-Pierre Millon FOR       FOR        Management
1h.   Election of Director - Terrence Murray    FOR       FOR        Management
1i.   Election of Director - C.A. Lance Piccolo FOR       FOR        Management
1j.   Election of Director - Sheli Z. Rosenberg FOR       FOR        Management
1k.   Election of Director - Thomas M. Ryan     FOR       FOR        Management
1l.   Election of Director - Richard J. Swift   FOR       FOR        Management
2     Proposal to ratify the appointment of     FOR       FOR        Management
      Ernst & Young LLP as the Company's
      independent registered public accounting
      firm for the 2008 fiscal year.
3     Stockholder proposal regarding special    AGAINST   ABSTAIN    Shareholder
      shareholder meetings.
4     Stockholder proposal regarding tax        AGAINST   ABSTAIN    Shareholder
      gross-up payments.
5     Stockholder proposal regarding political  AGAINST   ABSTAIN    Shareholder
      contributions and expenditures.


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GENERAL ELECTRIC

Ticker:       GE             Security ID:  369604103
Meeting Date: APR 23, 2008   Meeting Type: Annual
Record Date:  FEB 25, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
A1.   Election of Director: James I. Cash, Jr.  FOR       FOR        Management
A2.   Election of Director: Sir William M.      FOR       FOR        Management
      Castell
A3    Election of Director: Ann M. Fudge        FOR       FOR        Management
A4.   Election of Director: Claudio X. Gonzalez FOR       FOR        Management
A5.   Election of Director: Susan Hockfield     FOR       FOR        Management
A6.   Election of Director: Jeffrey R. Immelt   FOR       FOR        Management
A7.   Election of Director: Andrea Jung         FOR       FOR        Management
A8.   Election of Director: Alan G (A.G.)       FOR       FOR        Management
      Lafley
A9.   Election of Director: Robert E. Lane      FOR       FOR        Management
A10.  Election of Director: Ralph S. Larsen     FOR       FOR        Management
A11.  Election of Director: Rochelle B. Lazarus FOR       FOR        Management
A12.  Election of Director: James J. Mulva      FOR       FOR        Management
A13.  Election of Director: Sam Nunn            FOR       FOR        Management
A14.  Election of Director: Roger S. Penske     FOR       FOR        Management
A15.  Election of Director: Robert J. Swieringa FOR       FOR        Management
A16.  Election of Director: Douglas A Warner    FOR       FOR        Management
      III
B.    Ratification of KPMG                      FOR       FOR        Management
1     Cumulative Voting                         AGAINST   ABSTAIN    Shareholder
2     Separate the Roles of CEO and Chairman    AGAINST   ABSTAIN    Shareholder
3     Recoup Unearned Management Bonuses        AGAINST   ABSTAIN    Shareholder
4     Curb Over-Extended Directors              AGAINST   ABSTAIN    Shareholder
5     Report of Charitable Contributions        AGAINST   ABSTAIN    Shareholder
6     Global Warming Report                     AGAINST   ABSTAIN    Shareholder
7     Advisory Vote on Executive Compensation   AGAINST   ABSTAIN    Shareholder


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GOV'T & AGENCY PORT-PRIVATE INC CL

Ticker:       ASTITGA        Security ID:  825252877
Meeting Date: FEB 29, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.01  Election of Director - Bob R. Baker       FOR       FOR        Management
1.02  Election of Director - Frank S. Bayley    FOR       FOR        Management
1.03  Election of Director - James T. Bunch     FOR       FOR        Management
1.04  Election of Director - Bruce L. Crockett  FOR       FOR        Management
1.05  Election of Director - Albert R. Dowden   FOR       FOR        Management
1.06  Election of Director - Jack M. Fields     FOR       FOR        Management
1.07  Election of Director - Martin L. Flanagan FOR       FOR        Management
1.08  Election of Director - Carl Frischling    FOR       FOR        Management
1.09  Election of Director - Perma Mathai       FOR       FOR        Management
1.10  Election of Director - Lewis F. Pennock   FOR       FOR        Management
1.11  Election of Director - Larry Soll, PH.D.  FOR       FOR        Management
1.12  Election of Director - Raymond Stickel    FOR       FOR        Management
1.13  Election of Director - Philip A. Taylor   FOR       FOR        Management
2     To approve a new sub-advisory agreement   FOR       FOR        Management
      for the Fund and each other Series
      Portfolio of the Trust between AIM
      Advisors, Inc. and each of AIM Funds
      Management Inc., as more fully described
      in proxy statement.
3     To approve an amendment to the Trust's    FOR       FOR        Management
      agreement and Declaration of Trust that
      would permit the Board of Trustees of the Trust to terminate the Trust, the Fund and each other Series Portfolio of the Trust, or a share class without a Shareholder Vote.


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HANESBRANDS INC.

Ticker:       HBI            Security ID:  410345102
Meeting Date: APR 22, 2008   Meeting Type: Annual
Record Date:  FEB 15, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.01  Election of Director: Chaden              FOR       FOR        Management
1.02  Election of Director: Coker               FOR       FOR        Management
1.03  Election of Director: Griffin             FOR       FOR        Management
1.04  Election of Director: Johnson             FOR       FOR        Management
1.05  Election of Director: Mathews             FOR       FOR        Management
1.06  Election of Director: Mulcahy             FOR       FOR        Management
1.07  Election of Director: Noll                FOR       FOR        Management
1.08  Election of Director: Peterson            FOR       FOR        Management
1.09  Election of Director: Schindler           FOR       FOR        Management
2     To approve the Hanesbrands Inc. Omnibus   FOR       ABSTAIN    Management
      Incentive Plan of 2006
3     To approve the Hanesbrands Inc.           FOR       ABSTAIN    Management
      Performance Based Annual Incentive Plan
4     To ratify the appointment of              FOR       FOR        Management
      PricewaterhouseCoopers LLP as
      Hanesbrands' independent public
      accounting firm for its 2008 fiscal year.
5     To vote and otherwise represent the       FOR       FOR        Management
      undersigned on any other matter that may properly come before the meeting or any adjournment or postponement thereof in the discretion of the proxy holder.


--------------------------------------------------------------------------------

PFIZER INC.

Ticker:       PFE            Security ID:  717081103
Meeting Date: APR 24, 2008   Meeting Type: Annual
Record Date:  FEB 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1a.   Election of Director: Dennis A Ausiello   FOR       FOR        Management
1b.   Election of Director: Michael S. Brown    FOR       FOR        Management
1c.   Election of Director: M. Anthony Burns    FOR       FOR        Management
1d.   Election of Director: Robert N. Burt      FOR       FOR        Management
1e.   Election of Director: W. Don Cornwell     FOR       FOR        Management
1f.   Election of Director: William H. Gray,    FOR       FOR        Management
      III
1g.   Election of Director: Constance J. Horner FOR       FOR        Management
1h.   Election of Director: William R. Howell   FOR       FOR        Management
1i.   Election of Director: James M. Kilts      FOR       FOR        Management
1j.   Election of Director: Jeffrey B. Kindler  FOR       FOR        Management
1k.   Election of Director: George A. Lorch     FOR       FOR        Management
1l.   Election of Director: Dana G. Mead        FOR       FOR        Management
1m.   Election of Director: Suzanne Nora        FOR       FOR        Management
      Johnson
1n.   Election of Director: William C. Steere,  FOR       FOR        Management
      Jr.
2     Proposal to ratify the selection of KPMG  FOR       FOR        Management
      LLP as Independent Registered Public
      Accounting Form for 2008.
3     Shareholder Proposal Regarding Stock      AGAINST   ABSTAIN    Shareholder
      Options
4     Shareholder Proposal Requesting           AGAINST   ABSTAIN    Shareholder
      Separation of Chairman and CEO Roles.


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STARBUCKS CORPORATION

Ticker:       SBUX           Security ID:  855244109
Meeting Date: MAR 19, 2008   Meeting Type: Annual
Record Date:  JAN 11, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1A    Election of Director: Howard Schultz      FOR       FOR        Management
1B    Election of Director: Barbara Bass        FOR       FOR        Management
1C    Election of Director: William W. Bradley  FOR       FOR        Management
1D    Election of Director: Mellody Hobson      FOR       FOR        Management
1E    Election of Director: Olden Lee           FOR       FOR        Management
1F    Election of Director: James G. Shennan,   FOR       FOR        Management
      Jr.
1G    Election of Director: Javier G. Teruel    FOR       FOR        Management
1H    Election of Director: Myron E. Ullman,    FOR       FOR        Management
      III
1I    Election of Director: Graig E. Weatherup  FOR       FOR        Management
2     Company proposal to ratify the selection  FOR       FOR        Management
      of Deloitte & Touche LLP as the Company's
      Independent Registered Accounting Firm
      for fiscal 2008.


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THE HARTFORD FINANCIAL SVCS GROUP, INC.

Ticker:       HIG            Security ID:  416515104
Meeting Date: MAY 21, 2008   Meeting Type: Annual
Record Date:  MAR 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1A    Election of Director: Ramani Ayer         FOR       FOR        Management
1B    Election of Director: Ramon De Oliveira   FOR       FOR        Management
1C    Election of Director: Trevor Fetter       FOR       FOR        Management
1D    Election of Director: Edward J. Kelly,    FOR       FOR        Management
      III
1E    Election of Director: Paul G. Kirk, Jr.   FOR       FOR        Management
1F    Election of Director: Thomas M. Marra     FOR       FOR        Management
1G    Election of Director: Gail J. McGovern    FOR       FOR        Management
1H    Election of Director: Michael G. Morris   FOR       FOR        Management
1I    Election of Director: Charles B. Strauss  FOR       FOR        Management
1J    Election of Director: H. Patrick Swygert  FOR       FOR        Management
2     To ratify the appointment of Deloitte &   FOR       FOR        Management
      Touche LLP as independent auditor for the company for the fiscal year ending
      December 31, 2008.


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THE TRAVELERS COMPANIES, INC.

Ticker:       TRV            Security ID:  89417E109
Meeting Date: MAY 6, 2008    Meeting Type: Annual
Record Date:  MAR 7, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1A    Election of Director: Alan L. Beller      FOR       FOR        Management
1B    Election of Director: John H. Dasburg     FOR       FOR        Management
1C    Election of Director: Janet M. Dolan      FOR       FOR        Management
1D    Election of Director: Kenneth M.          FOR       FOR        Management
      Duberstein
1E    Election of Director: Jay S. Fishman      FOR       FOR        Management
1F    Election of Director: Lawrence G. Graev   FOR       FOR        Management
1G    Election of Director: Patricia L. Higgins FOR       FOR        Management
1H    Election of Director: Thomas R. Hodgson   FOR       FOR        Management
1I    Election of Director: Cleve L.            FOR       FOR        Management
      Killingsworth, Jr.
1J    Election of Director: Robert I. Lipp      FOR       FOR        Management
1K    Election of Director: Blyth J. McGarvie   FOR       FOR        Management
1L    Election of Director: Glen D. Nelson, MD  FOR       FOR        Management
1M    Election of Director: Laurie J. Thomsen   FOR       FOR        Management
2     Proposal to ratify the selection of KPMG  FOR       FOR        Management
      LLP as Travelers'' independent registered public accounting firm for 2008.


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VERIZON COMMUNICATIONS INC.

Ticker:       VZ             Security ID:  92343V104
Meeting Date: MAY 1, 2008    Meeting Type: Annual
Record Date:  MAR 3, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1a.   Election of Director: Richard L. Carrion  FOR       FOR        Management
1b.   Election of Director: M. Frances Keeth    FOR       FOR        Management
1c.   Election of Director: Robert W. Lane      FOR       FOR        Management
1d.   Election of Director: Sandra O. Moose     FOR       FOR        Management
1e.   Election of Director: Joseph Neubauer     FOR       FOR        Management
1f.   Election of Director: Donald T.           FOR       FOR        Management
      Nicolaisen
1g.   Election of Director: Thomas H. O'Brien   FOR       FOR        Management
1h.   Election of Director: Clarence Otis, Jr.  FOR       FOR        Management
1i.   Election of Director: Hugh B. Price       FOR       FOR        Management
1j.   Election of Director: Ivan G. Seidenberg  FOR       FOR        Management
1k.   Election of Director: John W. Snow        FOR       FOR        Management
1l.   Election of Director: John R. Stafford    FOR       FOR        Management
2     Ratification of Appointment of            FOR       FOR        Management
      independent Registered Public Accounting
      Firm
3     Eliminate Stock options                   AGAINST   ABSTAIN    Shareholder
4     Gender Identity Nondiscrimination Policy  AGAINST   ABSTAIN    Shareholder
5     Separate Offices of Chairman and CEO      AGAINST   ABSTAIN    Shareholder
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund


By:    /s/ J. Thomas Futrell
       -----------------------------------------
Name:  J. Thomas Futrell
Title: Chief Executive Officer
Date:  August 25, 2008